UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   46

Form 13F Information Table Value Total:   $60,717 (x$1000)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD.                 COM              G1150G111     1198    36525 SH       SOLE                                      36525
ADOBE SYSTEMS INC              COM              00724F101     1319    61958 SH       SOLE                                      61958
ALLSTATE CORP                  COM              020002101      553    16868 SH       SOLE                                      16868
ALTRIA GROUP INC               COM              02209S103      265    17600 SH       SOLE                                      17600
APPLE INC                      COM              037833100     1932    22631 SH       SOLE                                      22631
APPLIED MATERIALS INC          COM              038222105      452    44596 SH       SOLE                                      44596
BP  PLC ADR                    COM              055622104      728    15584 SH       SOLE                                      15584
CABLE & WIRE JAMAICA ORD F     COM              P19231102        2   301975 SH       SOLE                                     301975
CHEVRON CORP                   COM              166764100     2087    28209 SH       SOLE                                      28209
CISCO SYSTEMS INC              COM              17275R102     2130   130691 SH       SOLE                                     130691
COCA-COLA CO                   COM              191216100      590    13029 SH       SOLE                                      13029
CORNING INC                    COM              219350105     2797   293453 SH       SOLE                                     293453
COSTCO WHOLESALE CORP          COM              22160K105      453     8625 SH       SOLE                                       8625
COVANCE INC                    COM              222816100     1381    30009 SH       SOLE                                      30009
DEERE & CO                     COM              244199105     1259    32860 SH       SOLE                                      32860
DIRECTV GROUP INC              COM              25459l106      625    27275 SH       SOLE                                      27275
ELMIRA SAVINGS BANK            COM              289660102     2388   176923 SH       SOLE                                     176923
EMERSON ELECTRIC CORP          COM              291011104     2122    57958 SH       SOLE                                      57958
EXXON MOBIL CORP               COM              30231G102     3283    41123 SH       SOLE                                      41123
GENERAL ELECTRIC CO            COM              369604103     1832   113116 SH       SOLE                                     113116
INTEL CORP                     COM              458140100     2106   143630 SH       SOLE                                     143630
INTL BUSINESS MACHINES         COM              459200101     1005    11936 SH       SOLE                                      11936
INTUITIVE SURGICAL             COM              46120E602     2712    21355 SH       SOLE                                      21355
JACOBS ENGINEERING GROUP INC   COM              469814107     2393    49750 SH       SOLE                                      49750
JOHNSON & JOHNSON              COM              478160104     2282    38150 SH       SOLE                                      38150
KELLOGG CO                     COM              487836108     1044    23811 SH       SOLE                                      23811
KRAFT FOODS INC                COM              50075N104      343    12757 SH       SOLE                                      12757
MCDERMOTT INTL INC             COM              580037109      682    69050 SH       SOLE                                      69050
MEDTRONIC INC                  COM              585055106     1191    37908 SH       SOLE                                      37908
MICROSOFT CORP                 COM              594918104     1999   102843 SH       SOLE                                     102843
NATIONAL OILWELL VARCO INC     COM              637071101      437    17875 SH       SOLE                                      17875
PEPSICO INC                    COM              713448108     1357    24772 SH       SOLE                                      24772
PHARMACEUTICAL PRODUCT DEVELOP COM              717124101     1184    40825 SH       SOLE                                      40825
PHILIP MORRIS INTERNATIONAL IN COM              718172109     1442    33131 SH       SOLE                                      33131
PRECISION CASTPARTS CORP       COM              740189105     1023    17200 SH       SOLE                                      17200
PROCTER & GAMBLE               COM              742718109     3161    51127 SH       SOLE                                      51127
ROYAL DUTCH SHELL B ADR        COM              780259107      555    10799 SH       SOLE                                      10799
SCHERING PLOUGH CORP           COM              806605101     1228    72105 SH       SOLE                                      72105
SCHLUMBERGER LTD               COM              806857108     1146    27065 SH       SOLE                                      27065
SUN MICROSYSTEMS INC           COM              866810104      117    30725 SH       SOLE                                      30725
TARGET CORP                    COM              87612E106      300     8675 SH       SOLE                                       8675
TRANSOCEAN INC                 COM              G90073100      332     7032 SH       SOLE                                       7032
UNITED TECHNOLOGIES            COM              913017109     1790    33390 SH       SOLE                                      33390
VALERO ENERGY CORP             COM              91913Y100     1669    77125 SH       SOLE                                      77125
VERIZON COMMUNICATIONS         COM              92343V104      750    22120 SH       SOLE                                      22120
ZIMMER HOLDINGS, INC           COM              98956P102     1076    26611 SH       SOLE                                      26611